SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Fair value measurement
Restricted deposit	16,000
Stock Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	1,892,171	1,266,700
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%